UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile I Funds (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	47.36%
International Equity	6.55%
Large Cap Equity	11.08%
Mid Cap Equity	5.31%
Real Estate Equity	5.13%
Small Cap Equity	2.27%
Fixed Interest Contract	22.30%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Actual	$1,000.00	$1,024.50	$5.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.52	$5.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.01% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.76%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	33.01%
International Equity	10.55%
Large Cap Equity	17.82%
Mid Cap Equity	8.51%
Real Estate Equity	4.51%
Small Cap Equity	3.66%
Fixed Interest Contract	21.94%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Actual	$1,000.00	$1,042.80	$5.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.32	$5.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.06% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.81%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	23.86%
International Equity	14.63%
Large Cap Equity	24.71%
Mid Cap Equity	11.87%
Real Estate Equity	4.08%
Small Cap Equity	5.07%
Fixed Interest Contract	15.78%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Actual	$1,000.00	$1,060.90	$5.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.02	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.13% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.88%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	17.87%
International Equity	18.09%
Large Cap Equity	30.58%
Mid Cap Equity	14.70%
Real Estate Equity	3.58%
Small Cap Equity	6.30%
Fixed Interest Contract	8.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Actual	$1,000.00	$1,078.90	$6.24

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.52	$6.06

*Expenses are equal to the Fund’s annualized expense ratio of 1.22% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.97%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
International Equity	25.20%
Large Cap Equity	42.60%
Mid Cap Equity	20.42%
Real Estate Equity	3.04%
Small Cap Equity	8.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2013)	Ending Account Value (6/28/2013)	Expenses Paid During Period* (1/1/13 – 6/28/13)

Actual	$1,000.00	$1,115.80	$6.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,017.92	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.35% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 1.10%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
323,833	Great-West Federated Bond Fund Initial Class(a)	$3,377,583
169,258	Great-West Loomis Sayles Bond Fund Initial Class (a)	2,266,365
215,816	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,784,795
234,917	Great-West Short Duration Bond Fund Initial Class(a)	2,436,089
434,347	Great-West Templeton Global Bond Fund Initial Class(a)	4,117,609
328,628	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	3,917,244

TOTAL BOND MUTUAL FUNDS — 47.37%
(Cost $18,238,322)		$17,899,685

EQUITY MUTUAL FUNDS
58,530	Great-West American Century Growth Fund Initial Class(a)	690,071
129,222	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,608,813
23,843	Great-West Invesco Small Cap Value Fund Initial Class(a)	285,637
74,344	Great-West Janus Large Cap Growth Fund Initial Class(a)	693,631
11,180	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	286,313
71,397	Great-West MFS International Growth Fund Initial Class(a)	813,212

Shares			Value

Equity Mutual Funds — (continued)
166,546		Great-West MFS International Value Fund Initial Class(a)	$1,662,125
108,123		Great-West Putnam Equity Income Fund Initial Class(a)	1,403,442
178,052		Great-West Real Estate Index Fund Initial Class(a)	1,938,983
12,118		Great-West Small Cap Growth Fund Initial Class(a)	285,736
75,697		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,401,917
19,838		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	399,738

TOTAL EQUITY MUTUAL FUNDS — 30.35%
(Cost $10,421,731)			$11,469,618

Account Balance

FIXED INTEREST CONTRACT
8,426,449	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	8,426,449

TOTAL FIXED INTEREST CONTRACT — 22.30%
(Cost $8,426,449)			$8,426,449

TOTAL INVESTMENTS — 100.02%
(Cost $37,086,502)			$37,795,752

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(7,201)

TOTAL NET ASSETS — 100.00%			$37,788,551

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
410,021	Great-West Federated Bond Fund Initial Class(a)	$4,276,522
209,005	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,798,575
270,750	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,239,106
546,436	Great-West Templeton Global Bond Fund Initial Class(a)	5,180,212
385,325	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	4,593,071

TOTAL BOND MUTUAL FUNDS — 33.02%
(Cost $19,559,446)		$19,087,486

EQUITY MUTUAL FUNDS
144,057	Great-West American Century Growth Fund Initial Class(a)	1,698,431
316,348	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,938,531
58,908	Great-West Invesco Small Cap Value Fund Initial Class(a)	705,713
182,528	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,702,986
27,555	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	705,681
175,854	Great-West MFS International Growth Fund Initial Class(a)	2,002,979

Shares			Value

Equity Mutual Funds — (continued)
410,470		Great-West MFS International Value Fund Initial Class(a)	$4,096,490
265,845		Great-West Putnam Equity Income Fund Initial Class(a)	3,450,673
239,490		Great-West Real Estate Index Fund Initial Class(a)	2,608,049
29,904		Great-West Small Cap Growth Fund Initial Class(a)	705,144
186,202		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,448,455
48,770		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	982,706

TOTAL EQUITY MUTUAL FUNDS — 45.06%
(Cost $22,591,607)			$26,045,838

Account Balance

FIXED INTEREST CONTRACT
12,683,495	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	12,683,495

TOTAL FIXED INTEREST CONTRACT — 21.94%
(Cost $12,683,495)			$12,683,495

TOTAL INVESTMENTS — 100.02%
(Cost $54,834,548)			$57,816,819

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(11,160)

TOTAL NET ASSETS — 100.00%			$57,805,659

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
803,677	Great-West Federated Bond Fund Initial Class(a)	$8,382,359
399,406	Great-West Loomis Sayles Bond Fund Initial Class(a)	5,348,051
477,649	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,950,157
1,075,293	Great-West Templeton Global Bond Fund Initial Class(a)	10,193,776
723,094	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	8,619,278

TOTAL BOND MUTUAL FUNDS — 23.86%
(Cost $37,288,535)		$36,493,621

EQUITY MUTUAL FUNDS
528,297	Great-West American Century Growth Fund Initial Class(a)	6,228,620
1,168,269	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	14,544,951
215,870	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,586,121
670,894	Great-West Janus Large Cap Growth Fund Initial Class(a)	6,259,439
101,021	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,587,151
646,547	Great-West MFS International Growth Fund Initial Class(a)	7,364,175

Shares			Value

Equity Mutual Funds — (continued)
1,504,142		Great-West MFS International Value Fund Initial Class(a)	$15,011,336
976,042		Great-West Putnam Equity Income Fund Initial Class(a)	12,669,026
572,895		Great-West Real Estate Index Fund Initial Class(a)	6,238,824
109,763		Great-West Small Cap Growth Fund Initial Class(a)	2,588,221
682,795		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	12,645,364
179,130		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,609,460

TOTAL EQUITY MUTUAL FUNDS — 60.38%
(Cost $77,724,043)			$92,332,688

Account Balance

FIXED INTEREST CONTRACT
24,130,284	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	24,130,284

TOTAL FIXED INTEREST CONTRACT — 15.78%
(Cost $24,130,284)			$24,130,284

TOTAL INVESTMENTS — 100.02%
(Cost $139,142,862)			$152,956,593

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(29,747)

TOTAL NET ASSETS — 100.00%			$152,926,846

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
559,181	Great-West Federated Bond Fund Initial Class(a)	$5,832,260
283,036	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,789,846
381,903	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,158,338
746,232	Great-West Templeton Global Bond Fund Initial Class(a)	7,074,283
503,450	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	6,001,120

TOTAL BOND MUTUAL FUNDS — 17.87%
(Cost $26,356,519)		$25,855,847

EQUITY MUTUAL FUNDS
618,524	Great-West American Century Growth Fund Initial Class(a)	7,292,395
1,368,786	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,041,384
253,577	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,037,851
784,913	Great-West Janus Large Cap Growth Fund Initial Class(a)	7,323,243
118,703	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,039,980
757,045	Great-West MFS International Growth Fund Initial Class(a)	8,622,744

Shares			Value

Equity Mutual Funds — (continued)
1,758,236		Great-West MFS International Value Fund Initial Class(a)	$17,547,199
1,142,583		Great-West Putnam Equity Income Fund Initial Class(a)	14,830,725
475,274		Great-West Real Estate Index Fund Initial Class(a)	5,175,738
129,012		Great-West Small Cap Growth Fund Initial Class(a)	3,042,109
799,540		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	14,807,479
210,013		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,231,759

TOTAL EQUITY MUTUAL FUNDS — 73.27%
(Cost $88,055,967)			$105,992,606

Account Balance

FIXED INTEREST CONTRACT
12,847,277	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	12,847,277

TOTAL FIXED INTEREST CONTRACT — 8.88%
(Cost $12,847,277)			$12,847,277

TOTAL INVESTMENTS — 100.02%
(Cost $127,259,763)			$144,695,730

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(27,986)

TOTAL NET ASSETS — 100.00%			$144,667,744

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
439,506	Great-West American Century Growth Fund Initial Class(a)	$	5,181,772
969,556	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		12,070,975
179,260	Great-West Invesco Small Cap Value Fund Initial Class(a)		2,147,531
556,602	Great-West Janus Large Cap Growth Fund Initial Class(a)		5,193,092
84,000	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,151,247
538,153	Great-West MFS International Growth Fund Initial Class(a)		6,129,560
1,249,444	Great-West MFS International Value Fund Initial Class(a)		12,469,452
812,033	Great-West Putnam Equity Income Fund Initial Class(a)		10,540,183

Shares			Value

Equity Mutual Funds — (continued)
205,844	Great-West Real Estate Index Fund Initial Class(a)	$	2,241,644
91,303	Great-West Small Cap Growth Fund Initial Class(a)		2,152,930
568,703	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		10,532,386
148,996	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		3,002,277

TOTAL EQUITY MUTUAL FUNDS — 100.02%
(Cost $63,254,408)		$	73,813,049

TOTAL INVESTMENTS — 100.02%
(Cost $63,254,408)		$	73,813,049

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(14,243)

TOTAL NET ASSETS — 100.00%		$	73,798,806

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$37,795,752	$57,816,819	$152,956,593
Subscriptions receivable	43,805	72,224	189,742

Total Assets	37,839,557	57,889,043	153,146,335

LIABILITIES:
Payable to investment adviser	7,201	11,160	29,747
Redemptions payable	29,333	2,480	23,341
Payable for investments purchased	14,472	69,744	166,401

Total Liabilities	51,006	83,384	219,489

NET ASSETS	$37,788,551	$57,805,659	$152,926,846

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$445,717	$653,054	$1,674,290
Paid-in capital in excess of par	42,365,964	65,064,549	187,448,764
Net unrealized appreciation on investments	709,250	2,982,271	13,813,731
Undistributed net investment income	222,914	289,634	943,362
Accumulated net realized loss on investments	(5,955,294)	(11,183,849)	(50,953,301)

TOTAL NET ASSETS	$37,788,551	$57,805,659	$152,926,846

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,457,170	6,530,539	16,742,898
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.48	$8.85	$9.13

(a) Cost of investments, affiliated	$37,086,502	$54,834,548	$139,142,862

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$144,695,730	$73,813,049
Subscriptions receivable	295,069	105,580

Total Assets	144,990,799	73,918,629

LIABILITIES:
Payable to investment adviser	27,987	14,243
Redemptions payable	70,230	1,304
Payable for investments purchased	224,838	104,276

Total Liabilities	323,055	119,823

NET ASSETS	$144,667,744	$73,798,806

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,491,989	$709,776
Paid-in capital in excess of par	183,261,627	90,025,578
Net unrealized appreciation on investments	17,435,967	10,558,641
Undistributed/(Overdistributed) net investment income	279,050	(3,500)
Accumulated net realized loss on investments	(57,800,889)	(27,491,689)

TOTAL NET ASSETS	$144,667,744	$73,798,806

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	14,919,887	7,097,757

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.70	$10.40

(a) Cost of investments, affiliated	$127,259,763	$63,254,408

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$60,673	$93,065	$182,097
Dividends, affiliated	254,532	324,080	756,464

Total Income	315,205	417,145	938,561

EXPENSES:
Management fees	44,985	70,527	190,194

Total Expenses	44,985	70,527	190,194

NET INVESTMENT INCOME	270,220	346,618	748,367

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	985,877	1,226,699	4,810,151
Net change in unrealized appreciation (depreciation) on investments	(446,302)	742,499	3,449,828

Net Realized and Unrealized Gain on Investments	539,575	1,969,198	8,259,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$809,795	$2,315,816	$9,008,346

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$94,716	$–
Dividends, affiliated	666,746	237,677

Total Income	761,462	237,677

EXPENSES:
Management fees	175,984	88,394

Total Expenses	175,984	88,394

NET INVESTMENT INCOME	585,478	149,283

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	6,257,981	4,433,590
Net change in unrealized appreciation on investments	3,796,662	3,051,630

Net Realized and Unrealized Gain on Investments	10,054,643	7,485,220

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,640,121	$7,634,503

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West Conservative Profile I Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$270,220	$750,615
Net realized gain on investments	985,877	739,483
Net change in unrealized appreciation (depreciation) on investments	(446,302)	1,316,242

Net Increase in Net Assets Resulting from Operations	809,795	2,806,340

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(183,095)
From net investment income	(280,085)	(667,233)
From net realized gains	–	(437,117)

Total Distributions	(280,085)	(1,287,445)

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,898,599	10,205,915
Shares issued in reinvestment of distributions	280,085	1,287,445
Shares redeemed	(3,627,300)	(10,340,373)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,551,384	1,152,987

Total Increase in Net Assets	3,081,094	2,671,882

NET ASSETS:
Beginning of period	34,707,457	32,035,575

End of period (a)	$37,788,551	$34,707,457

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	687,479	1,224,870
Shares issued in reinvestment of distributions	33,344	155,691
Shares redeemed	(422,136)	(1,250,202)

Net Increase	298,687	130,359

(a) Including undistributed net investment income:	$222,914	$232,779

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West Moderately Conservative Profile I Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$346,618	$1,031,401
Net realized gain on investments	1,226,699	1,547,346
Net change in unrealized appreciation on investments	742,499	2,563,935

Net Increase in Net Assets Resulting from Operations	2,315,816	5,142,682

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(180,649)
From net investment income	(359,476)	(935,522)
From net realized gains	–	(523,155)

Total Distributions	(359,476)	(1,639,326)

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,632,961	14,605,970
Shares issued in reinvestment of distributions	359,476	1,639,326
Shares redeemed	(6,806,654)	(13,850,598)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,185,783	2,394,698

Total Increase in Net Assets	3,142,123	5,898,054

NET ASSETS:
Beginning of period	54,663,536	48,765,482

End of period (a)	$57,805,659	$54,663,536

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	858,950	1,736,871
Shares issued in reinvestment of distributions	41,036	194,436
Shares redeemed	(765,128)	(1,656,510)

Net Increase	134,858	274,797

(a) Including undistributed net investment income:	$289,634	$302,492

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West Moderate Profile I Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$748,367	$2,433,554
Net realized gain on investments	4,810,151	13,368,449
Net change in unrealized appreciation on investments	3,449,828	3,469,922

Net Increase in Net Assets Resulting from Operations	9,008,346	19,271,925

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(3,128,685)
From net investment income	(770,908)	–
From net realized gains	–	(6,916,875)

Total Distributions	(770,908)	(10,045,560)

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,205,855	26,133,450
Shares issued in reinvestment of distributions	770,908	10,045,560
Shares redeemed	(17,492,503)	(75,462,740)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,515,740)	(39,283,730)

Total Increase (Decrease) in Net Assets	4,721,698	(30,057,365)

NET ASSETS:
Beginning of period	148,205,148	178,262,513

End of period (a)	$152,926,846	$148,205,148

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,448,224	2,964,296
Shares issued in reinvestment of distributions	85,466	1,168,213
Shares redeemed	(1,917,751)	(8,556,483)

Net Decrease	(384,061)	(4,423,974)

(a) Including undistibuted net investment income	$943,362	$965,903

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West Moderately Aggressive Profile I Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$585,478	$1,898,051
Net realized gain on investments	6,257,981	10,111,762
Net change in unrealized appreciation on investments	3,796,662	4,933,793

Net Increase in Net Assets Resulting from Operations	10,640,121	16,943,606

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(1,398,195)
From net investment income	(609,014)	(578,017)
From net realized gains	–	(1,420,895)

Total Distributions	(609,014)	(3,397,107)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,884,096	20,123,300
Shares issued in reinvestment of distributions	609,014	3,397,107
Shares redeemed	(12,797,318)	(35,938,472)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	695,792	(12,418,065)

Total Increase in Net Assets	10,726,899	1,128,434

NET ASSETS:
Beginning of period	133,940,845	132,812,411

End of period (a)	$144,667,744	$133,940,845

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,336,182	2,290,934
Shares issued in reinvestment of distributions	63,704	384,561
Shares redeemed	(1,327,013)	(4,158,749)

Net Increase (Decrease)	72,873	(1,483,254)

(a) Including undistributed net investment income:	$279,050	$302,586

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West Aggressive Profile I Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$149,283	$538,781
Net realized gain on investments	4,433,590	6,498,194
Net change in unrealized appreciation on investments	3,051,630	2,944,832

Net Increase in Net Assets Resulting from Operations	7,634,503	9,981,807

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(410,782)
From net investment income	(152,783)	(127,987)
From net realized gains	–	(410,794)

Total Distributions	(152,783)	(949,563)

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,351,456	12,335,051
Shares issued in reinvestment of distributions	152,783	949,563
Shares redeemed	(6,132,676)	(21,316,403)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	371,563	(8,031,789)

Total Increase in Net Assets	7,853,283	1,000,455

NET ASSETS:
Beginning of period	65,945,523	64,945,068

End of period (a)	$73,798,806	$65,945,523

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	624,442	1,380,935
Shares issued in reinvestment of distributions	14,935	103,869
Shares redeemed	(602,861)	(2,406,239)

Net Increase (Decrease)	36,516	(921,435)

(a) Including (overdistributed) net investment income:	$(3,500)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 28, 2013 (Unaudited)

Great-West Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$809,795
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(10,702,836)
Proceeds from sale of investments	8,222,092
Increase in accrued interest on GWL&A Contract	(60,673)
Net realized gain on investments	(985,877)
Net change in unrealized depreciation on investments	446,302
Decrease in payable to investment adviser	(102)
Decrease in payable for investments purchased	(1,295)

Net Cash Provided by Operating Activities	(2,272,594)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	5,871,111
Payment on shares redeemed	(3,598,517)
Cash distributions paid	–

Net Cash Used in Financing Activities	2,272,594

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$280,085

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 28, 2013 (Unaudited)

Great-West Moderately Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,315,816
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(13,105,849)
Proceeds from sale of investments	12,026,286
Increase in accrued interest on GWL&A Contract	(93,065)
Net realized gain on investments	(1,226,699)
Net change in unrealized appreciation on investments	(742,499)
Decrease in receivable for investments sold	10,866
Decrease in payable to investment adviser	(296)
Increase in payable for investments purchased	69,744

Net Cash Provided by Operating Activities	(745,696)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	7,580,882
Payment on shares redeemed	(6,835,186)
Cash distributions paid	–

Net Cash Used in Financing Activities	745,696

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$359,476

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 28, 2013 (Unaudited)

Great-West Moderate Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$9,008,346
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(26,772,454)
Proceeds from sale of investments	30,494,303
Increase in accrued interest on GWL&A Contract	(182,097)
Net realized gain on investments	(4,810,151)
Net change in unrealized appreciation on investments	(3,449,828)
Decrease in payable to investment adviser	(1,471)
Increase in payable for investments purchased	134,604

Net Cash Provided by Operating Activities	4,421,252

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	13,059,124
Payment on shares redeemed	(17,480,376)
Cash distributions paid	–

Net Cash Used in Financing Activities	(4,421,252)

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$770,908

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Conservative Profile I Fund - Initial Class	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF PERIOD	$8.35		$7.95		$8.38	$9.39	$8.18	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.20	(a)	0.18	0.20	0.25	0.37
Net realized and unrealized gain (loss)	0.13		0.52		(0.10)	0.60	1.39	(1.73)

Total From Investment Operations	0.19		0.72		0.08	0.80	1.64	(1.36)

LESS DISTRIBUTIONS:
From return of capital	–		(0.04)		(0.01)	–	–	–
From net investment income	(0.06)		(0.17)		(0.17)	(0.20)	(0.26)	(0.36)
From net realized gains	–		(0.11)		(0.33)	(1.61)	(0.17)	(0.21)

Total Distributions	(0.06)		(0.32)		(0.51)	(1.81)	(0.43)	(0.57)

NET ASSET VALUE, END OF PERIOD	$8.48		$8.35		$7.95	$8.38	$9.39	$8.18

TOTAL RETURN(b)	2.45%	(c)	9.02%		1.06%	8.73%	20.39%	(13.77%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$37,789		$34,707		$32,036	$28,098	$52,967	$48,158
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.50%	(e)	2.35%		2.62%	2.00%	2.67%	4.03%
Portfolio turnover rate	22%	(c)	30%		29%	40%	33%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Moderately Conservative Profile I Fund - Initial Class	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF PERIOD	$8.55		$7.97		$8.62	$9.15	$7.83	$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.17	(a)	0.18	0.15	0.17	0.29
Net realized and unrealized gain (loss)	0.31		0.67		(0.19)	0.75	1.54	(2.09)

Total From Investment Operations	0.36		0.84		(0.01)	0.90	1.71	(1.80)

LESS DISTRIBUTIONS:
From return of capital	–		(0.03)		–	–	–	–
From net investment income	(0.06)		(0.15)		(0.15)	(0.15)	(0.18)	(0.28)
From net realized gains	–		(0.08)		(0.49)	(1.28)	(0.21)	(0.34)

Total Distributions	(0.06)		(0.26)		(0.64)	(1.43)	(0.39)	(0.62)

NET ASSET VALUE, END OF PERIOD	$8.85		$8.55		$7.97	$8.62	$9.15	$7.83

TOTAL RETURN(b)	4.28%	(c)	10.59%		(0.07%)	10.04%	22.09%	(18.11%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$57,806		$54,664		$48,765	$44,292	$70,893	$58,249
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.23%	(e)	2.07%		2.26%	1.51%	1.96%	3.07%
Portfolio turnover rate	21%	(c)	30%		35%	43%	31%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Moderate Profile I Fund - Initial Class	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF PERIOD	$8.65		$8.27		$9.23	$9.17	$7.68	$10.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.14	(a)	0.16	0.12	0.13	0.25
Net realized and unrealized gain (loss)	0.49		0.86		(0.28)	0.92	1.72	(2.69)

Total From Investment Operations	0.53		1.00		(0.12)	1.04	1.85	(2.44)

LESS DISTRIBUTIONS:
From return of capital	–		(0.18)		–	–	–	–
From net investment income	(0.05)		(0.01)		(0.13)	(0.12)	(0.14)	(0.25)
From net realized gains	–		(0.43)		(0.71)	(0.86)	(0.22)	(0.51)

Total Distributions	(0.05)		(0.62)		(0.84)	(0.98)	(0.36)	(0.76)

NET ASSET VALUE, END OF PERIOD	$9.13		$8.65		$8.27	$9.23	$9.17	$7.68

TOTAL RETURN(b)	6.09%	(c)	12.25%		(1.26%)	11.54%	24.43%	(23.29%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$152,927		$148,205		$178,263	$182,012	$294,910	$240,361
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.98%	(e)	1.62%		1.82%	1.21%	1.54%	2.63%
Portfolio turnover rate	17%	(c)	24%		32%	32%	26%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011		2010	2009	2008
Great-West Moderately Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.02		$8.13		$9.15		$8.85	$7.14	$11.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.13	(a)	0.13		0.11	0.12	0.23
Net realized and unrealized gain (loss)	0.68		1.00		(0.33)		1.04	1.90	(3.46)

Total From Investment Operations	0.72		1.13		(0.20)		1.15	2.02	(3.23)

LESS DISTRIBUTIONS:
From return of capital	–		(0.09)		(0.00)	(f)	–	–	–
From net investment income	(0.04)		(0.05)		(0.12)		(0.11)	(0.13)	(0.23)
From net realized gains	–		(0.10)		(0.70)		(0.74)	(0.18)	(0.53)

Total Distributions	(0.04)		(0.24)		(0.82)		(0.85)	(0.31)	(0.76)

NET ASSET VALUE, END OF PERIOD	$9.70		$9.02		$8.13		$9.15	$8.85	$7.14

TOTAL RETURN(b)	7.89%	(c)	13.89%		(2.16%)		13.16%	28.58%	(30.24%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$144,668		$133,941		$132,812		$138,164	$275,109	$214,134
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.83%	(e)	1.47%		1.52%		1.08%	1.47%	2.48%
Portfolio turnover rate	17%	(c)	28%		35%		27%	24%	52%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Amount was less than $0.01 per share.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Aggressive Profile I Fund - Initial Class	Period Ended June 28, 2013 (Unaudited)		2012		2011		2010	2009	2008

NET ASSET VALUE, BEGINNING OF PERIOD	$9.34		$8.14		$9.19		$8.18	$6.29	$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(a)	0.08	(a)	0.09		0.06	0.06	0.07
Net realized and unrealized gain (loss)	1.06		1.26		(0.50)		1.21	2.00	(4.43)

Total From Investment Operations	1.08		1.34		(0.41)		1.27	2.06	(4.36)

LESS DISTRIBUTIONS:
From return of capital	–		(0.06)		(0.00)	(f)	–	–	–
From net investment income	(0.02)		(0.02)		(0.09)		(0.06)	(0.06)	(0.07)
From net realized gains	–		(0.06)		(0.55)		(0.20)	(0.11)	(0.76)

Total Distributions	(0.02)		(0.14)		(0.64)		(0.26)	(0.17)	(0.83)

NET ASSET VALUE, END OF PERIOD	$10.40		$9.34		$8.14		$9.19	$8.18	$6.29

TOTAL RETURN(b)	11.58%	(c)	16.45%		(4.41%)		15.55%	33.01%	(40.04%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$73,799		$65,946		$64,945		$68,514	$115,560	$84,904
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.42%	(e)	0.85%		0.78%		0.57%	0.68%	0.79%
Portfolio turnover rate	18%	(c)	32%		35%		29%	23%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Fund invests.
(e)	Annualized.
(f)	Amount was less than $0.01 per share.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Inital Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Semi-Annual Report - June 28, 2013

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 28, 2013, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$17,899,685	$—	$—	$17,899,685
Equity Mutual Funds	11,469,618	—	—	11,469,618
Fixed Interest Contract	—	—	8,426,449	8,426,449

Total Investments	$29,369,303	$0	$8,426,449	$37,795,752

Great-West Moderately Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$19,087,486	$—	$—	$19,087,486
Equity Mutual Funds	26,045,838	—	—	26,045,838
Fixed Interest Contract	—	—	12,683,495	12,683,495

Total Investments	$45,133,324	$0	$12,683,495	$57,816,819

Great-West Moderate Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$36,493,621	$—	$—	$36,493,621
Equity Mutual Funds	92,332,688	—	—	92,332,688
Fixed Interest Contract	—	—	24,130,284	24,130,284

Total Investments	$128,826,309	$0	$24,130,284	$152,956,593

Great-West Moderately Aggressive Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$25,855,847	$—	$—	$25,855,847
Equity Mutual Funds	105,992,606	—	—	105,992,606
Fixed Interest Contract	—	—	12,847,277	12,847,277

Total Investments	$131,848,453	$0	$12,847,277	$144,695,730

Great-West Aggressive Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$73,813,049	$—	$—	$73,813,049

Total Investments	$73,813,049	$0	$0	$73,813,049

Semi-Annual Report - June 28, 2013

The following is a reconciliation of change in Level 3 assets during the period ended June 28, 2013:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great- West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2013	$7,784,993	$12,009,347	$23,638,279	$11,976,176
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	60,673	93,065	182,097	94,716
Purchases	1,188,510	1,622,704	2,536,022	1,947,911
Sales	(607,727)	(1,041,621)	(2,226,114)	(1,171,526)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, June 28, 2013	$8,426,449	$12,683,495	$24,130,284	$12,847,277

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 28, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the

Semi-Annual Report - June 28, 2013

fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 28, 2013

Great-West Conservative Profile I Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	58,530	$1,049,789	$104,349	$484,176	$98,449	$1,768	$690,071
Great-West Federated Bond Fund Initial Class	323,833	3,631,295	599,417	644,777	34,598	32,270	3,377,583
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	129,222	1,980,017	256,156	680,061	247,324	5,358	1,608,813
Great-West Invesco Small Cap Value Fund Initial Class	23,843	—	303,501	4,160	(80)	2,350	285,637
Great-West Janus Large Cap Growth Fund Initial Class	74,344	1,055,587	132,985	555,989	19,749	—	693,631
Great-West Life & Annuity Contract	8,426,449	7,784,993	1,188,510	607,727	—	60,673	8,426,449
Great-West Loomis Sayles Bond Fund Initial Class Initial Class	169,258	—	2,361,665	19,016	(982)	36,881	2,266,365
Great-West Loomis Sayles Small Cap Value Fund Initial Class	11,180	—	298,017	4,778	(93)	353	286,313
Great-West MFS International Growth Fund Initial Class	71,397	818,838	142,094	141,768	22,682	—	813,212
Great-West MFS International Value Fund Initial Class	166,546	1,622,274	227,737	289,775	106,254	—	1,662,125
Great-West Putnam Equity Income Fund Initial Class	108,123	1,743,595	185,189	602,229	187,851	9,844	1,403,442
Great-West Putnam High Yield Bond Fund Initial Class	215,816	2,078,303	314,142	560,022	43,820	47,866	1,784,795
Great-West Real Estate Index Fund Initial Class	178,052	—	2,203,419	70,549	(9,268)	9,365	1,938,983
Great-West Short Duration Bond Fund Initial Class	234,917	2,249,219	362,814	145,166	9,106	23,610	2,436,089
Great-West Small Cap Growth Fund Initial Class	12,118	—	292,846	6,185	30	—	285,736
Great-West T. Rowe Price Equity Income Fund Initial Class	75,697	1,742,963	182,446	552,018	220,525	10,487	1,401,917
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	19,838	469,976	52,115	167,700	24,942	—	399,738
Great-West Templeton Global Bond Fund Initial Class	434,347	3,640,916	750,829	144,984	11,777	27,801	4,117,609
Great-West U.S. Government Mortgage Securities Fund Initial Class	328,628	4,846,995	744,607	1,555,135	(30,807)	46,579	3,917,244

					$985,877	$315,205	$37,795,752

Semi-Annual Report - June 28, 2013

Great-West Moderately Conservative Profile I Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	144,057	$2,731,505	$194,085	$1,282,038	$257,614	$4,382	$1,698,431
Great-West Federated Bond Fund Initial Class	410,021	4,923,144	713,816	1,094,234	39,336	41,956	4,276,522
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	316,348	3,463,844	563,337	388,546	169,369	13,309	3,938,531
Great-West Invesco Small Cap Value Fund Initial Class	58,908	825,819	99,944	278,172	59,675	5,866	705,713
Great-West Janus Large Cap Growth Fund Initial Class	182,528	2,741,472	233,949	1,620,946	(136,755)	—	1,702,986
Great-West Life & Annuity Contract	12,683,495	12,009,347	1,622,704	1,041,621	—	93,065	12,683,495
Great-West Loomis Sayles Bond Fund Initial Class	209,005	—	2,903,005	8,918	(298)	45,573	2,798,575
Great-West Loomis Sayles Small Cap Value Fund Initial Class	27,555	826,098	77,646	209,240	107,949	881	705,681
Great-West MFS International Growth Fund Initial Class	175,854	2,017,443	258,959	246,933	64,107	—	2,002,979
Great-West MFS International Value Fund Initial Class	410,470	4,005,376	335,469	548,599	201,365	—	4,096,490
Great-West Putnam Equity Income Fund Initial Class	265,845	3,549,542	246,622	668,049	194,260	24,436	3,450,673
Great-West Putnam High Yield Bond Fund Initial Class	270,750	2,726,979	310,058	738,100	58,409	60,091	2,239,106
Great-West Real Estate Index Fund Initial Class	239,490	—	3,036,841	162,914	(20,815)	12,932	2,608,049
Great-West Small Cap Growth Fund Initial Class	29,904	—	733,255	25,603	12	—	705,144
Great-West T. Rowe Price Equity Income Fund Initial Class	186,202	3,543,151	245,744	609,431	213,305	26,034	3,448,455
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	48,770	908,788	66,913	95,623	28,820	—	982,706
Great-West Templeton Global Bond Fund Initial Class	546,436	4,932,997	696,717	278,410	21,151	35,109	5,180,212
Great-West U.S. Government Mortgage Securities Fund Initial Class	385,325	5,469,488	766,787	1,502,209	(30,805)	53,511	4,593,071

					$1,226,699	$417,145	$57,816,819

Semi-Annual Report - June 28, 2013

Great-West Moderate Profile I Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	528,297	$8,879,081	$202,785	$3,179,145	$644,490	$16,084	$6,228,620
Great-West Federated Bond Fund Initial Class	803,677	10,359,905	1,033,247	2,452,351	95,820	85,441	8,382,359
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,168,269	9,624,266	4,858,020	536,794	513,273	48,836	14,544,951
Great-West Invesco Small Cap Value Fund Initial Class	215,870	2,239,865	320,063	177,281	77,352	21,420	2,586,121
Great-West Janus Large Cap Growth Fund Initial Class	670,894	8,916,597	435,536	4,276,867	(541,307)	—	6,259,439
Great-West Life & Annuity Contract	24,130,284	23,638,279	2,536,022	2,226,114	—	182,097	24,130,284
Great-West Loomis Sayles Bond Fund Initial Class	399,406	—	5,631,577	101,948	(4,947)	87,885	5,348,051
Great-West Loomis Sayles Small Cap Value Fund Initial Class	101,021	2,245,090	284,129	156,213	87,727	3,218	2,587,151
Great-West MFS International Growth Fund Initial Class	646,547	7,965,438	515,583	1,012,186	276,916	—	7,364,175
Great-West MFS International Value Fund Initial Class	1,504,142	15,793,561	459,887	1,928,540	1,318,933	—	15,011,336
Great-West Putnam Equity Income Fund Initial Class	976,042	11,842,355	325,084	934,400	229,468	89,540	12,669,026
Great-West Putnam High Yield Bond Fund Initial Class	477,649	4,438,314	373,999	799,357	42,008	107,050	3,950,157
Great-West Real Estate Index Fund Initial Class	572,895	—	7,178,762	305,772	(39,267)	30,482	6,238,824
Great-West Small Cap Growth Fund Initial Class	109,763	4,492,713	234,223	1,954,792	923,910	—	2,588,221
Great-West T. Rowe Price Equity Income Fund Initial Class	682,795	11,824,633	427,330	850,488	301,319	95,398	12,645,364
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	179,130	5,194,896	67,825	1,564,916	875,144	—	3,609,460
Great-West Templeton Global Bond Fund Initial Class	1,075,293	10,419,169	833,632	703,495	60,839	69,430	10,193,776
Great-West U.S. Government Mortgage Securities Fund Initial Class	723,094	10,362,204	1,054,751	2,523,493	(51,527)	101,680	8,619,278

					$4,810,151	$938,561	$152,956,593

Semi-Annual Report - June 28, 2013

Great-West Moderately Aggressive Profile I Fund

Affiliate	Shares Held/Account Balance 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	618,524	$8,685,839	$277,737	$2,147,429	$439,946	$18,745	$7,292,395
Great-West Federated Bond Fund Initial Class	559,181	6,681,606	1,008,909	1,488,936	54,195	57,931	5,832,260
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,368,786	16,947,342	764,904	1,401,154	1,699,632	56,889	17,041,384
Great-West Invesco Small Cap Value Fund Initial Class	253,577	3,387,719	203,229	624,410	407,661	25,030	3,037,851
Great-West Janus Large Cap Growth Fund Initial Class	784,913	8,702,591	583,973	2,838,447	(282,226)	—	7,323,243
Great-West Life & Annuity Contract	12,847,277	11,976,176	1,947,911	1,171,526	—	94,716	12,847,277
Great-West Loomis Sayles Bond Fund Initial Class	283,036	—	3,969,450	50,299	(2,168)	61,913	3,789,846
Great-West Loomis Sayles Small Cap Value Fund Initial Class	118,703	3,401,433	129,116	471,597	507,118	3,761	3,039,980
Great-West MFS International Growth Fund Initial Class	757,045	8,579,749	770,881	561,733	315,479	—	8,622,744
Great-West MFS International Value Fund Initial Class	1,758,236	16,928,939	976,923	1,306,635	1,190,551	—	17,547,199
Great-West Putnam Equity Income Fund Initial Class	1,142,583	11,356,746	2,706,850	616,366	154,713	104,392	14,830,725
Great-West Putnam High Yield Bond Fund Initial Class	381,903	4,010,192	482,276	1,250,293	86,544	85,082	3,158,338
Great-West Real Estate Index Fund Initial Class	475,274	—	5,913,492	205,300	(26,021)	25,052	5,175,738
Great-West Small Cap Growth Fund Initial Class	129,012	4,080,739	250,484	1,192,949	774,644	—	3,042,109
Great-West T. Rowe Price Equity Income Fund Initial Class	799,540	11,336,021	2,875,459	378,368	437,505	111,221	14,807,479
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	210,013	4,482,029	66,457	506,303	476,979	—	4,231,759
Great-West Templeton Global Bond Fund Initial Class	746,232	6,726,559	934,012	319,690	54,574	47,982	7,074,283
Great-West U.S. Government Mortgage Securities Fund Initial Class	503,450	6,685,365	1,028,114	1,523,435	(31,145)	68,748	6,001,120

					$6,257,981	$761,462	$144,695,730

Semi-Annual Report - June 28, 2013

Great-West Aggressive Profile I Fund

Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West American Century Growth Fund Initial Class	439,506	$5,616,844	$309,978	$1,102,091	$222,078	$13,264	$5,181,772
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	969,556	12,110,114	521,615	1,018,743	1,300,301	40,332	12,070,975
Great-West Invesco Small Cap Value Fund Initial Class	179,260	2,649,734	143,538	649,922	389,436	17,690	2,147,531
Great-West Janus Large Cap Growth Fund Initial Class	556,602	5,616,563	487,951	1,401,990	(123,078)	—	5,193,092
Great-West Loomis Sayles Small Cap Value Fund Initial Class	84,000	2,649,663	112,942	527,548	477,925	2,659	2,151,247
Great-West MFS International Growth Fund Initial Class	538,153	5,948,908	777,171	488,817	212,717	—	6,129,560
Great-West MFS International Value Fund Initial Class	1,249,444	11,794,741	1,099,994	1,320,557	620,832	—	12,469,452
Great-West Putnam Equity Income Fund Initial Class	812,033	6,584,622	3,530,499	325,587	85,084	73,996	10,540,183
Great-West Real Estate Index Fund Initial Class	205,844	—	2,567,004	91,659	(12,862)	10,899	2,241,644
Great-West Small Cap Growth Fund Initial Class	91,303	3,318,247	213,637	1,120,614	821,443	—	2,152,930
Great-West T. Rowe Price Equity Income Fund Initial Class	568,703	6,581,072	3,609,475	242,146	172,014	78,837	10,532,386
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	148,996	3,088,934	90,721	372,873	267,700	—	3,002,277

					$4,433,590	$237,677	$73,813,049

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West Conservative Profile I Fund	$10,702,836	$8,222,092
Great-West Moderately Conservative Profile I Fund	13,105,849	12,026,286
Great-West Moderate Profile I Fund	26,772,454	30,494,303
Great-West Moderately Aggressive Profile I Fund	24,890,177	24,312,851
Great-West Aggressive Profile I Fund	13,464,525	13,096,138

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 28, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile I Fund	$36,881,889	$1,673,802	$(759,939)	$913,863
Great-West Moderately Conservative Profile I Fund	54,598,254	4,213,518	(994,953)	3,218,565
Great-West Moderate Profile I Fund	139,081,272	16,250,541	(2,375,220)	13,875,321
Great-West Moderately Aggressive Profile I Fund	127,726,489	19,447,198	(2,477,957)	16,969,241
Great-West Aggressive Profile I Fund	63,854,166	11,221,687	(1,262,804)	9,958,883

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile I Fund, Great-West Moderately Aggressive Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Conservative Profile I Fund and Great-West Conservative Profile I Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of each Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Funds with the funds included in the peer group. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.

The Board noted that for the Great-West Aggressive Profile I Fund, for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, third, third and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). For the Great-West Moderately Aggressive Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, second, first and first quartiles, respectively, of its peer group. For the Great-West Moderate Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, third, first and first quartiles, respectively, of its peer group. For the Great-West Moderately Conservative Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the fourth, fourth, first and second quartiles, respectively, of its peer group. For the Great-West Conservative Profile I Fund, for the one-, three-, five- and ten-year periods ended December 31, 2012, the Board noted that the Fund was in the third, third, second, and second quartiles, respectively, of its peer group. Although each Fund (with the exception of the Great-West Aggressive Profile I Fund), underperformed its benchmark index for the three-year period ended December 31, 2012, the Board noted that each Fund outperformed its respective benchmark index for the one-, five- and ten-year periods ended December 31, 2012. For the Great-West Aggressive Profile I Fund, although the Fund underperformed for the three-, five- and ten- year periods ended December 31, 2012, it outperformed for the one- year period ended December 31, 2012.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by GWCM based on each Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that for the Great-West Aggressive Profile I Fund, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and greater than the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

For the Great-West Moderately Aggressive Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and the median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the median total annual operating expense ratio of its peer group, lower than the average and median total operating expense ratio of its peer universe of funds and in the second quartile of its peer group.

For the Great-West Moderate Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Moderately Conservative Profile I Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of Funds. The Board further considered that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and in the second quartile of its peer group.

For the Great-West Conservative Profile Fund I, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median contractual management fee of its peer group of Funds. The Board further considered that the Fund’s total annual operating expense ratio was lower than average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Funds.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.  EXHIBITS.

(a)        (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013